Stockholders' Equity	12 Months Ended
Sep. 29, 2012
Stockholders' Equity
12.	Stockholders’ Equity

2006 Equity Incentive Plan

In connection with Apollo’s acquisition of the Company, we adopted an equity incentive plan pursuant to which options to acquire up to 7,071,337 shares of the Company’s common stock may be granted. Prior to fiscal 2011, the plan was amended to allow for an additional 5,267,500 options to be granted. Options granted under the 2006 Equity Incentive Plan may not be assigned or transferred, except to the Company or by will or the laws of descent or distribution. The 2006 Equity Incentive Plan terminates ten years after adoption and no options may be granted under the plan thereafter. The 2006 Equity Incentive Plan allows for the issuance of non-qualified options, options intended to qualify as “incentive stock options” within the meaning of the Internal Revenue Code of 1986, as amended, and stock appreciation rights. The employees participating in the 2006 Equity Incentive Plan receive options and stock appreciation rights under the 2006 Equity Incentive Plan pursuant to individual option and stock appreciation rights agreements, the terms and conditions of which are substantially identical. Each option agreement provides for the issuance of options to purchase common stock of the Company. Options granted under the 2006 Equity Incentive Plan had an exercise price per share that either (1) was fixed at the fair market value of a share of common stock on the date of grant or (2) commenced at the fair market value of a share of common stock on the date of grant and increases at the rate of 15% per year during the term. Some options granted under the plan become vested and exercisable over a five-year period based on continued service. Other options become vested and exercisable based on the achievement by the Company of certain financial targets. Upon a change in control, the vesting schedule, with respect to certain options, accelerate for a portion of the shares subject to such options.

The Company recognized total stock based compensation of $2 for fiscal 2012 and 2011 and $1 for fiscal 2010.

Information related to the 2006 Equity Incentive Plan as of the fiscal year-end 2012 and 2011 is as follows:

	2012		2011
	Number Of Shares	Weighted Average Exercise Price	Number Of Shares	Weighted Average Exercise Price
Options outstanding, beginning of period	10,826,232	$7.70	10,614,883	$7.78
Options granted	695,898	10.57	1,552,418	6.13
Options exercised or cash settled	(175,412)	7.33	—	—
Options forfeited or cancelled	(605,628)	7.43	(1,341,069)	7.94

Options outstanding, end of period	10,741,090	$7.76	10,826,232	$7.70

Option price range at end of period	$3.04-15.04		$3.04-9.21
Options exercisable at end of period	7,327,612		7,318,346
Options available for grant at period end	1,597,240		1,512,606
Weighted average fair value of options granted during period	$2.71		$1.88

The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, generally with the following weighted average assumptions:

	2012	2011	2010
Risk-free interest rate	.6 - .9%	1.30%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.38	.32 - .34	0.33
Expected option life	5 years	5 years	5 years

The following table summarizes information about the options outstanding as of fiscal 2012:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable
$3.04 - $15.04	10,741,090	5 years	$7.76	7,327,612

Redeemable Common Stock

The Company has common stock outstanding to former employees that will be repurchased by the Company. Redemption of this common stock will be based on the fair value of the stock on the fixed redemption date and this redemption is out of the control of the Company. This redeemable common stock is recorded at its fair value in temporary equity and changes in the fair value are recorded in additional paid in capital each period. Under the 2006 Equity Incentive Plan, the exercise price for option awards is the fair market value of common stock on the date of grant. Historically, the fair market value of a share of common stock was determined by the Board of Directors by applying industry-appropriate multiples to current EBITDA. This valuation took into account a level of net debt that excluded cash required for working capital purposes. The categorization of the framework used to price these liabilities is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value. Upon completion of a successful initial public offering, the redemption requirement terminates and the Company is no longer required to repurchase these shares. The fair value as of the end of fiscal 2012 and 2011 is $23 and $16, respectively.